Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity
Schedule of earnings per common share

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Basic and diluted shares outstanding
Weighted average Common Shares – basic	4,497,585	1,995,582	3,410,847	1,983,791
Effect of conversion of operating partnership units	125,000	—	125,000	—
Weighted average common shares – diluted	4,622,585	1,995,582	3,535,847	1,983,791

Calculation of earnings per share – basic and diluted
Net loss attributable to common shareholders	$(606,206)	$(373,512)	$(2,351,840)	$(1,324,474)
Weighted average Common Shares – basic and diluted	4,497,585	1,995,582	3,410,847	1,983,791
Earnings per share – basic and diluted	$(0.13)	$(0.19)	$(0.69)	$(0.67)

	For the year ended December 31,
	2018	2017
Basic and diluted shares outstanding
Weighted average Common Shares – basic	1,967,980	661,363
Effect of conversion of operating partnership units	125,000	—
Weighted average common shares – diluted	2,092,980	661,363

Calculation of earnings per share – basic and diluted
Net loss attributable to common shareholders	$(2,743,323)	$(847,919)
Weighted average Common Shares – basic and diluted	1,967,980	661,363
Earnings per share – basic and diluted	$(1.39)	$(1.28)

Schedule of dividends and distributions to noncontrolling interests paid

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Common shareholders (dividends)	$785,103	$349,255	$1,522,810	$697,039
Hanover Square Property noncontrolling interest (distribution)	12,000	—	40,000	—
Hampton Inn Property noncontrolling interest (distribution)	—	36,000	—	36,000
Operating Partnership unit holders (distributions)	21,875	21,875	43,750	43,750
Total dividends and distributions	$818,978	$407,130	$1,606,560	$776,789

	For the year ended December 31,
	2018	2017
Common shareholders (dividends)	$1,088,215	$362,220
Hampton Inn Property noncontrolling interest (distribution)	36,000	38,591
Hanover Square Property noncontrolling interest (distribution)	24,000	—
Operating Partnership unit holders (distributions)	65,625	21,875
Total dividends and distributions	$1,213,840	$422,686